INVENTORIES	11 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES

4.	INVENTORIES

A summary of inventories is as follows:

As of December 31, 2021
Raw materials	$97,636
Work in process	-
Finished goods	-
Inventories, at cost	$97,636
Less: reserve for obsolescence	-
Inventories, net	97,636

Inventory consists of raw materials such as inputs for functional mushroom and packaging materials that are stated at the lower of cost or net realizable value. Net realizable value is determined based on the estimated selling price less reasonably predictable cost of completion, disposal, and transportation. As of December 31, 2021, the Company did not have a product for sale and did not have a reserve for obsolescence.